FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, carrying amount	$ 676,605	$ 97,825
Total, carrying amount
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, carrying amount	676,605
Total, contractual cash flows	676,605
Liquidity Risk
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	676,605
Total, contractual cash flows	676,605
Liquidity Risk | Due within 1 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	676,605
Total, contractual cash flows	676,605
Liquidity Risk | Due within 2 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	0
Total, contractual cash flows	0
Liquidity Risk | Due within 3 year
FINANCIAL RISK MANAGEMENT
Accounts payable and accrued liabilities, contractual cash flows	0
Total, contractual cash flows	$ 0